CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from financial institutions	$ 33,883	$ 46,131
Securities available for sale	199,613	203,961
Loans held for sale	438	1,873
Loans, net of allowance of $16,528 and $19,742	844,713	795,811
Other securities	15,424	15,567
Premises and equipment, net	16,927	17,166
Accrued interest receivable	3,881	3,709
Goodwill	21,720	21,720
Other intangible assets	2,293	3,139
Bank owned life insurance	19,145	18,590
Other assets	9,509	9,304
Total assets	1,167,546	1,136,971
Deposits
Noninterest-bearing	234,976	202,416
Interest-bearing	707,499	723,973
Total deposits	942,475	926,389
Federal Home Loan Bank advances	37,726	40,261
Securities sold under agreements to repurchase	20,053	23,219
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	9,489	13,695
Total liabilities	1,039,170	1,032,991
SHAREHOLDERS' EQUITY
Common stock, no par value, 20,000,000 shares authorized, 8,455,881 shares issued	114,365	114,365
Accumulated deficit	(10,823)	(14,687)
Treasury stock, 747,964 shares at cost	(17,235)	(17,235)
Accumulated other comprehensive loss	(4,247)	(1,647)
Total shareholders' equity	128,376	103,980
Total liabilities and shareholders' equity	1,167,546	1,136,971
Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock	23,184	23,184
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock	$ 23,132